Commitments and contingencies	3 Months Ended
Mar. 31, 2017
Commitments and contingencies
Commitments and contingencies

7. Commitments and contingencies

(a)  Lease obligations

In March 2015, the Company entered into a 52‑month building sublease agreement for 14,743 square feet of office space in Trevose, Pennsylvania. The lease has annual rent escalations and is recognized on a straight‑line basis over the term of the lease.

As of March 31, 2017, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2017	$303
2018	319
2019	184
Total minimum lease payments	$806

Rent expense recognized under our operating lease, including additional rent charges for utilities, parking, maintenance and real estate taxes, was approximately $79,000 and $76,000 for the three months ended March 31, 2017 and 2016, respectively.

(b) Commitments to Taro Pharmaceuticals Industries Ltd.

In December 2016, we acquired the U.S. marketing rights to Keveyis® (dichlorphenamide) from a subsidiary of Taro.  Keveyis is approved in the U.S. to treat hyperkalemic, hypokalemic and related variants of primary periodic paralysis, a group of rare hereditary disorders that cause episodes of muscle weakness or paralysis.  Keveyis has received orphan drug exclusivity status in the U.S. through August 7, 2022.  Under the terms of an asset purchase agreement, we paid Taro an upfront payment in two installments of $1 million in December 2016 and $7.5 million in March 2017, and will pay an aggregate of $7.5 million in potential milestones upon the achievement of certain product sales targets. Taro has agreed to continue to manufacture Keveyis for us under an exclusive supply agreement through the orphan exclusivity period. We are obligated to purchase certain annual minimum amounts of product totaling approximately $29 million over a six-year period. The supply agreement may extend beyond the orphan exclusivity period unless terminated by either party pursuant to the terms of the agreement. If terminated by Taro at the conclusion of the orphan exclusivity period, we have the right to manufacture the product on our own or have the product manufactured by a third party on our behalf.